Business Combinations - Summary of Fair Value and Unpaid Principal Balance of The Loans (Detail) - MUFG Union Bank [Member] $ in Millions	Dec. 01, 2022 USD ($)
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	$ 56,120
Fair Value	53,038
Commercial [Member]
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	11,771
Fair Value	11,366
Commercial real estate [Member]
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	14,397
Fair Value	13,843
Residential mortgages [Member]
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	28,256
Fair Value	26,247
Credit Card [Member]
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	299
Fair Value	212
Other retail [Member]
Schedule Of Business Acquisition Acquired Financing Receivable Fair Value And Unpaid Principal Balance [Line Items]
Unpaid Principal Balance	1,397
Fair Value	$ 1,370